IFRS 7 Disclosure - Market Risk - Summary of Market Risk Structural Interest Rate Sensitivities Measures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	$ (2,009)	$ (1,756)
100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	929	818
100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	1,537	1,321
100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(921)	$ (621)
Canadian dollar [member] | 100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(1,641)
Canadian dollar [member] | 100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	571
Canadian dollar [member] | 100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	1,540
Canadian dollar [member] | 100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(603)
U.S. dollars [member] | 100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(368)
U.S. dollars [member] | 100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	358
U.S. dollars [member] | 100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(3)
U.S. dollars [member] | 100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	$ (318)